21. DEFERRED REVENUE (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredRevenueLineItems [Line Items]
Non current deferred revenue	$ 195	$ 200
Current deferred revenue	3	1
Costumer contributions not subject to repayment
DisclosureOfDeferredRevenueLineItems [Line Items]
Non current deferred revenue	195	200
Current deferred revenue	$ 3	$ 1